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                       LORD ABBETT DEVELOPING GROWTH FUND
                                90 HUDSON STREET
                       JERSEY CITY, NEW JERSEY 07302-3973

December 2, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lord Abbett Developing Growth Fund
     1933 Act File No. 002-62797
     1940 Act File No. 811-02871

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses contained in Post-Effective Amendment No. 39 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on November 28, 2005.

Please contact the undersigned at (201) 395-2926 if you have any questions or comments.

                                        Sincerely yours,
                                        /s/ Natalina R. DePina
                                        -----------------------
                                        Natalina R. DePina
                                        Paralegal
                                        Lord, Abbett & Co. LLC